Summary Prospectus

Alpine Ultra Short Tax Optimized Income Fund
Institutional Class: ATOIX
Class A: ATOAX
February 28, 2014

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund online at http://www.alpinefunds.com. You may also obtain this information at no cost by calling 1-888-785-5578 or by sending an e-mail request to questions@alpinefunds.com. The Fund’s Prospectus and Statement of Additional Information, both dated February 28, 2014, as may be amended or further supplemented, and the independent registered public accounting firm’s report and financial statements in the Fund’s Annual Report to shareholders, dated October 31, 2013, are incorporated by reference into this Summary Prospectus.

Investment Objective

Alpine Ultra Short Tax Optimized Income Fund (the “Ultra Short Fund”) seeks high after-tax current income consistent with preservation of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $250,000 in the Fund’s Class A shares. More information about these and other discounts is available from your financial professional and in the Fund’s Prospectus and Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	0.50%(1)	None
Maximum Deferred Sales Charge (Load)	Generally, none	None
Redemption Fee (as a percentage of amount redeemed within less than 30 days of purchase)	0.25%	0.25%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	0.14%	0.14%
Total Annual Fund Operating Expenses	1.14%	0.89%
Fee Waiver and/or Expense Reimbursements(2)	(0.19)%	(0.19)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursements	0.95%	0.70%

(1)
The 0.50% sales charge may be waived on shares purchased through certain financial intermediaries that have entered into contractual agreements with the Fund’s Distributor, and for purchases of $250,000 or greater.

(2)
The Adviser has agreed contractually to waive and/or reimburse expenses of the Fund so that total annual fund operating expenses (including 12b-1 fees, but excluding interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed annually 0.95% of the average net assets of the Class A shares and 0.70% of the average net assets of the Institutional Class shares. This arrangement cannot be terminated prior to February 28, 2015 without the Board of Trustees’ consent. The Adviser may recapture amounts waived and/or reimbursed to a class if such recapture occurs within three years of the waiver and/or reimbursement and does not cause the total annual fund operating expenses of the Fund for any year to exceed the limits described above.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods
•	Your investment has a 5% return each year and the Fund’s operating expenses remain the same
•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$146	$391	$656	$1,412
Institutional Class	$72	$266	$476	$1,081

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2013, the Fund’s portfolio turnover rate was 185% of the average value of its portfolio.

Principal Investment Strategies

The Ultra Short Fund invests its assets in a combination of tax-exempt obligations and taxable debt obligations. Under normal circumstances, the Fund invests at least 80% of its net assets in tax-exempt obligations. Tax-exempt obligations include municipal obligations that pay interest that is free from U.S. federal income tax (other than federal alternative minimum tax (“AMT”)).  In addition, the Fund may invest in taxable debt obligations, including, but not limited to, obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, U.S. corporate debt obligations, mortgage-related and asset-backed securities and money market instruments.

In managing the Fund’s investments, the Adviser seeks to capitalize on fundamental and technical opportunities in the debt obligations markets to enhance return. The obligations in which the Fund invests may be of any maturity, but under normal market conditions, it is expected that the Fund’s average portfolio maturity, at the time of investment, will range from 30 days to 3 years.  The obligations in which the Fund invests must, at the time of investment, be rated investment grade, as determined by the various rating agencies, or if unrated, of comparable quality as determined by the Adviser.

In managing the Fund, the Adviser employs a process that combines sector allocation, fundamental research and duration management. In determining sector allocation, the Adviser analyzes the prevailing financial and investment characteristics of a broad range of sectors in which the Fund may invest and seeks to enhance performance and manage risk by underweighting or overweighting particular sectors. Based on fundamental research regarding securities, including fixed income research, credit analyses and use of sophisticated analytical systems, the Adviser makes decisions to purchase and sell securities for the Fund. The Adviser also considers economic factors to develop strategic forecasts as to the direction of interest rates which are then used to establish the Fund’s target duration, a common measurement of a security’s sensitivity to interest rate movements. For obligations owned by the Fund, duration measures the average time needed to receive the present value of all principal and interest payments by analyzing cash flows and interest rate movements. The Adviser closely monitors the Fund’s portfolio and makes adjustments as necessary.

The Fund’s investment strategies may result in a portfolio turnover rate in excess of 150% on an annual basis.

Principal Investment Risks

Risk is inherent in all investing. There is no assurance that the Fund will meet its investment objective. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The Fund may take temporary defensive positions; in such a case, the Fund will not be pursuing its principal investment strategies. The following is a summary description of certain risks of investing in the Fund.

•
Credit Risk — The credit quality and liquidity of the Fund’s investments in municipal obligations and other debt securities may be dependent in part on the credit quality of third parties, such as banks and other financial institutions, which provide credit and liquidity enhancements to the Fund’s investments. Adverse changes in the credit quality of these third parties could cause losses to the Fund and affect its share price.

•	Fixed Income Securities Risk — Fixed income securities are subject to issuer risk, interest rate risk and market risk.

•
Interest Rate Risk — Interest rates may rise resulting in a decrease in the value of the securities held by the Fund, or may fall resulting in an increase in the value of such securities. Securities having longer maturities generally involve a greater risk of fluctuations in the value resulting from changes in interest rates. Securities having shorter maturities generally involve less risk of fluctuation in value resulting from changes in interest rates, but generally have yields lower than securities having longer maturities. Securities having shorter maturities are also subject to reinvestment risk, which is the risk that if interest rates fall the Fund may need to invest the proceeds of redeemed securities in securities with lower interest rates.

•
Issuer Risk — Changes in the financial condition of the issuer of an obligation, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal.

•
Liquidity Risk — Some securities held by the Fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. Markets may become illiquid when, for instance, there are few, if any, interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, it may be forced to sell at a loss.

•
Management Risk — The Adviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, may be incorrect. The Adviser’s security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment objectives and strategies.

•
Market Risk — General market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment could cause the value of your investment in the fund, or its yield, to decline.

•
Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

•
Municipal Securities Risk — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

•	Portfolio Turnover Risk — High portfolio turnover necessarily results in greater transaction costs which may reduce Fund performance.

•
Puerto Rico and U.S. Territories Risk — Because the Fund invests in the municipal securities of U.S. territories, and currently invests in Puerto Rican municipal securities, events in Puerto Rico are likely to affect the Fund’s investments and its performance. These events may include economic or political policy changes, tax base erosion, territory constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to Puerto Rico’s municipal issuers. As with Puerto Rican municipal securities, events in any of the other territories where the Fund is invested may affect the Fund’s investments and its performance.

•
Tax Risk — Changes in tax laws or adverse determinations by the Internal Revenue Service may make the income from some municipal obligations taxable. Additionally, maximizing after-tax income may require trade-offs that reduce pre-tax income. The Fund’s tax-efficient strategies may reduce the taxable income of the Fund’s shareholders, but will not eliminate it. There can be no assurance that taxable distributions can always be avoided or that the Fund will achieve its investment objective.

•
Variable Rate Demand Obligations Risk — Variable rate demand obligations are floating rate securities that combine an interest in a long term municipal bond with a right to demand payment before maturity from a bank or other financial institution. If the bank or financial institution is unable to pay, the Fund may lose money.

•
Yield Risk — The amount of income received by the Fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the Fund’s expenses could absorb all or a significant portion of the fund’s income. If interest rates increase, the Fund’s yield may not increase proportionately. For example, the Adviser may discontinue any temporary voluntary fee limitation or recoup amounts previously waived and/or reimbursed.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Institutional Class shares. Both Institutional Class and Class A shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. The Fund’s sales load is not reflected in the bar chart, if it were, returns would be less than those shown. The table following the bar chart compares the Fund’s performance over time with those of a broad measure of market performance. Unless otherwise stated, all index since inception returns reflect the inception date of the Institutional Class. The Adviser may voluntarily waive a portion of its fees from time to time. Investment performance reflects the waiver of certain fees. Without the voluntary waiver of fees, the Fund’s total return would have been lower. These voluntary waivers may be discontinued at any time. The chart and table assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on the Fund’s website at www.alpinefunds.com or by calling 1-888-785-5578.

Alpine Ultra Short Tax Optimized Income Fund
Total Returns as of 12/31 Each Year

Institutional Class

Best and Worst Quarter Results
During the periods shown in the Chart for the Fund

Best Quarter		Worst Quarter
1.14%	12/31/2007	(0.58)%	6/30/04

Average Annual Total Returns (For the periods ending December 31, 2013)	1 Year	5 Years	10 Years	Since Inception	Inception Date
Alpine Ultra Short Tax Optimized Income Fund - Institutional Class
Return Before Taxes	0.46%	1.52%	2.33%	2.54%	12/6/2002
Return After Taxes on Distributions	0.46%	1.52%	2.16%	2.32%
Return After Taxes on Distributions and Sale of Fund Shares	0.50%	1.51%	2.20%	2.31%
Alpine Ultra Short Tax Optimized Income Fund – Class A	(0.28%)	1.17%	N/A	2.03%	3/30/2004
Lipper Short Municipal Debt Funds Average	0.18%	2.22%	1.99%	1.99%(1)
Barclays Capital Municipal 1 Year Bond Index (reflects no deduction for fees, expenses or taxes)	0.80%	1.57%	2.25%	2.23%

(1)	The Lipper Short Municipal Debt Funds Average reflects a return from December 31, 2002 to December 31, 2013.

The after-tax returns are shown only for Institutional Class shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class A shares will vary from returns shown for Institutional Class shares.

Management

Investment Adviser

Alpine Woods Capital Investors, LLC (the “Adviser”) serves as the Fund’s investment adviser.

Portfolio Manager

Mr. Steven C. Shachat, Managing Director and Portfolio Manager of the Adviser, is the portfolio manager primarily responsible for the investment decisions of the Fund and has managed the Fund since its inception.

Purchase and Sale of Fund Shares

Class A

You may purchase or redeem Fund shares on any day the NYSE is open by contacting your financial intermediary. The minimum initial amount of investment in the Fund is $2,500. There is no minimum for subsequent investments.

Institutional Class

You may purchase, redeem or exchange Fund shares on any business day by written request via mail (Alpine Funds, c/o Boston Financial Data Services, Inc., PO Box 8061, Boston, MA 02266), by wire transfer, by telephone at 1-888-785-5578, or through a financial intermediary. The minimum initial amount of investment in the Fund is $250,000. There is no minimum for subsequent investments if payment is mailed by check, otherwise the minimum is $100.

Tax Information

The Fund intends to distribute income that is exempt from regular federal income tax. Portions of the Fund's distributions may be subject to such tax and/or to the federal alternative minimum tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial professional to recommend the Fund over another investment. Ask your financial professional or visit your financial intermediary’s website for more information.